Statement of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
OPERATING ACTIVITIES
Net income (loss)	$ 360,451	$ (3,198,141)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(1,872,701)	(1,022,546)
Change in operating assets and liabilities:
Prepaid expenses	(161,609)	98,918
Receivable from related party	(1,952)	552
Other non-current assets	(33,327)	33,327
Accounts payable	34,393	52,135
Payable to related parties	16,649	(940)
Accrued liabilities		2,153,000
Other current liabilities	180,696	(180,696)
Net cash used in operating activities	(1,477,400)	(2,064,391)
INVESTING ACTIVITIES
Investment of cash in Trust Account, net	(172,500,000)
Cash withdrawn from Trust Account	378,118	6,632,180
Net cash provided by (used in) investing activities	(172,121,882)	6,632,180
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders	25,000
Borrowing from related party	99,937	300,000
Repayment of borrowing from related party	(99,937)
Proceeds from sale of Private Placement Units	5,675,000
Proceeds from sale of common stock to underwriters	1,200,000
Proceeds from sale of Units, net of underwriting discounts paid	169,050,000
Payment of offering costs	(774,210)	(108,220)
Redemption of Units		(5,857,340)
Net cash provided by (used in) financing activities	175,175,790	(5,665,560)
Net increase (decrease) in cash during period	1,576,508	(1,097,771)
Cash, beginning of period		1,576,508
Cash, end of period	1,576,508	478,737
SUPPLEMENTAL DISCLOSURES
Cash paid for income taxes	378,118	476,973
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Offering costs included in accounts payable	108,220
Change in value of common stock subject to possible redemption	$ 2,260,450	$ (3,198,150)